Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	$ 6,794,816	$ 120,554	$ 9,864
Finance income	36,256	62,394	22,525
Other income	2,783,391	1,559,961	1,118,140
Changes in inventories	(321,223)	14,463	(59,525)
Raw materials	(2,692,311)	(184,920)	(41,908)
Commissions	(156,625)
Employee benefits expenses	(5,868,655)	(3,868,331)	(2,066,111)
Advertising and promotional expenses	(1,885,402)	(436,274)	(279,312)
Professional fees	(1,835,444)	(1,461,401)	(2,035,395)
Research and development expenses	(705,507)	(1,165,531)	(865,627)
Depreciation and amortisation	(578,668)	(386,277)	(258,361)
Impairment expenses	(564,161)	(32,048)
Other expenses	(2,154,375)	(1,283,871)	(1,766,985)
Finance costs	(15,215)	(16,338)	(72,080)
Loss from operations before income tax	(7,163,123)	(7,077,619)	(6,294,775)
Income tax credit/(expense)	32,125
Loss for the year	(7,130,998)	(7,077,619)	(6,294,775)
Other comprehensive income/(loss)
Exchange gains/(losses) on translation of controlled foreign operations	27,864	(37,468)	(33,175)
Other comprehensive income/(loss) for the year, net of tax	27,864	(37,468)	(33,175)
Total comprehensive loss for the year	$ (7,103,134)	$ (7,115,087)	$ (6,327,950)
Loss per share (cents per share)
Basic and diluted net loss per ordinary share	$ (0.08)	$ (0.08)	$ (0.15)
Weighted-average shares outstanding	9,220,348,281	8,544,157,979	4,155,017,525